Trade Receivables	12 Months Ended
Mar. 31, 2018
Trade receivables.
Trade receivables

7.           Trade receivables

	At March 31,
	2018	2017	2016
	€M	€M	€M
Trade receivables	57.7	54.4	66.2
Allowance for impairment	(0.1)	(0.1)	(0.1)
	57.6	54.3	66.1

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2017: Nil; 2016: Nil).  There were no bad debt write-offs in the year (2017: Nil; 2016: Nil).

No individual customer accounted for more than 10% of our accounts receivable at March 31, 2018, at March 31, 2017 or at March 31, 2016.

At March 31, 2018, €0.8 million (2017: €0.8 million; 2016: €0.6 million) of our total accounts receivable balance were past due, of which €0.2 million (2017: €0.2 million; 2016: €0.1 million) was impaired and provided for and €0.6 million (2017: €0.6 million; 2016: €0.5 million) was considered past due but not impaired.